Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 16,031	$ 21,510	$ 21,044
Income taxes	10,775	13,301	22,242
Pre-tax income	$ 26,806	$ 34,811	$ 43,286
French statutory tax rate (as a percent)	25.83%	25.83%	25.83%
Theoretical tax charge	$ (6,924)	$ (8,992)	$ (11,181)
Difference between French and foreign income tax rates	(5,554)	(5,925)	(9,625)
Tax effect on equity in income (loss) of affiliates	408	477	(489)
Permanent differences	890	800	(676)
Adjustments on prior years income taxes	109	54	64
Adjustments on deferred tax related to changes in tax rates	(35)	216	(610)
Variation of deferred tax assets not recognized	331	69	275
TOTAL INCOME TAXES	$ (10,775)	$ (13,301)	$ (22,242)
Standard corporate tax rate (as a percent)	25.00%	25.00%	25.00%